Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Operating activities
Net income (loss)	$ 935	$ (9,390)	$ (39,621)	$ (23,867)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	113	113	449	528
Amortization of intangible assets	237	211	841	840
Loss on disposal of property and equipment			2	330
Issuance of warrants in connection with notes payable, charged to interest expense	729		2,983
Change in fair value of earnout liability	(24,764)
Change in fair value of PIPE make-whole liability	2,904
Change in fair value of private warrants	60
Change in fair value of SAFEs	10	50	655	83
Merger-related transaction costs expensed	4,009
Deferred income taxes	(1,280)		66	(274)
Other non-cash items	(21)	5	(119)	50
Stock-based compensation	12,705	3,856	15,476	3,290
Changes in operating assets and liabilities:
Accounts receivable	136	5	385	(44)
Inventory	52	191	251	(338)
Prepaid expenses and other current assets	27	105	298	(476)
Other assets				(200)
Accounts payable	525	(768)	1,390	2,010
Accrued expenses and other current liabilities	27	150	2,318	1,610
Net cash used in operating activities	(3,596)	(5,472)	(14,626)	(16,458)
Investing activities
Acquisition of EMI Solutions, Inc., net of cash acquired	(110)
Acquisition of property and equipment	(5)	(6)	(633)	(56)
Proceeds from sale of property and equipment				300
Net cash provided by (used in) investing activities	(115)	(6)	(633)	244
Financing activities
Proceeds from issuance of common stock	3,286	5,108	13,513	9,847
Proceeds from exercise of common stock warrants		900
Proceeds from exercise of common stock warrants			909	2,600
Proceeds from exercise of stock options				145
Proceeds from issuance of notes payable	246		2,156
Proceeds from issuance of notes payable – related parties			730	1,006
Proceeds from issuance of convertible notes	200		250	925
Proceeds from issuance of SAFEs				1,900
Principal payments on notes payable	(18)		(825)
Principal payments on notes payable – related parties	(344)		(630)	(1,044)
Proceeds from the merger and PIPE	21,014
Merger-related transaction costs paid	(5,966)	(65)	(933)
Net cash provided by financing activities	18,418	5,943	15,170	15,379
Net increase in cash	14,707	465	(89)	(835)
Cash, beginning of period	89	178	178	1,013
Cash, end of period	14,796	643	89	178
Supplemental cash flow information
Cash paid for interest	80		58	187
Cash paid for income taxes
Non-cash investing and financing activities:
Deferred merger-related transaction costs			3,192
Conversion of notes to common stock			943	312
Unpaid Merger-related transaction costs	2,504	1,013
Contingently redeemable convertible stock issued for acquisition of EMI Solutions, Inc.	8,856
Deferred purchase consideration for acquisition of EMI Solutions, Inc.	1,886
Conversion of SAFEs to common stock	1,522		1,126
Issuance of warrants in connection with notes payable, recorded as debt discount	$ 107		790
Issuance of common stock and warrants to service providers			387
Issuance of common stock for receivable				$ 117